Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2015	$ 65
Expected future benefit payments in 2016	67
Expected future benefit payments in 2017	70
Expected future benefit payments in 2018	72
Expected future benefit payments in 2019	73
Expected future benefit payments in Years 2020 - 2024	$ 294